Expense by Nature (Tables)	12 Months Ended
Dec. 31, 2017
Expense by nature [abstract]
Expense by nature

	2015 RMB’000	2016 RMB’000	2017 RMB’000
Cost of raw material	41,483,278	31,922,984	42,075,096
Cost of trading products	13,573,180	20,423,854	23,531,983
Employee benefit expenses (Note 11)	2,595,646	2,487,534	2,752,996
Depreciation and amortisation (Note 14, 15,16)	2,044,961	1,882,260	1,834,129
Repairs and maintenance expenses	978,845	1,192,203	1,136,379
Transportation costs	337,454	323,678	306,654
Impairment loss (Note 15, 21)	50,757	254,172	118,245
Sales commissions (Note 30)	112,245	100,221	116,616
Inventory write-down (Note 20)	44,868	76,268	60,461
Leasing expenses	23,477	73,852	79,438
Auditors’ remuneration - audit services	7,800	7,800	7,800
Change of goods in process and finished goods	855,692	(731,944)	(58,784)
Other expenses	1,249,762	1,264,879	972,534

Total cost of sales, selling and administrative expenses	63,357,965	59,277,761	72,933,547